Superannuation commitments - Expense recognised (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Superannuation commitments
Employer contributions		$ 28	$ 30
Member contributions		11	12
Current service cost		33	37	$ 42
Net interest cost on net benefit liability		(2)	1	8
Total defined benefit expense		31	38	$ 50
Defined benefit balances recognised
Benefit obligation at end of the year		2,799	2,314
Fair value of plan assets at end of the year		2,464	2,378
Net surplus/(deficit)		(335)	64
Defined benefit surplus		73	89
Defined benefit deficit		$ (408)	$ (25)
Average duration of the defined benefit obligation		14 years	11 years
Forecast
Superannuation commitments
Expected contribution from the employer	$ 26
Parent Entity
Superannuation commitments
Employer contributions		$ 27	$ 30
Member contributions		11	11
Current service cost		32	37
Net interest cost on net benefit liability		(2)
Total defined benefit expense		30	37
Defined benefit balances recognised
Benefit obligation at end of the year		2,710	2,239
Fair value of plan assets at end of the year		2,405	2,319
Net surplus/(deficit)		(305)	80
Defined benefit surplus		73	89
Defined benefit deficit		$ (378)	$ (9)